Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Parenthetical) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Apr. 12, 2018 shares
Related Party Transaction [Line Items]
Cost of revenue to related party	¥ 1,111,729,000	$ 170,380	¥ 1,565,850,000	¥ 789,116,000
Equity Investee | Revenue Sharing Arrangement
Related Party Transaction [Line Items]
Related party transaction, description of terms				The Group entered into a revenue sharing arrangement in 2018 to become the exclusive sales agent for an equity investee and provided a minimum guarantee of RMB100,000 of annual sales for a one year period.
Provided minimum guarantee of annual sales for one-year period to related party | ¥				¥ 100,000,000
Cost of revenue to related party	0	0	67,358,000	32,642,000
Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Cost of revenue to related party	¥ 0	$ 0	¥ 479,497,000	¥ 126,644,000
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common stock, shares issued	2,876,391,396	2,876,391,396	2,876,391,396		36,860,691
Class B Ordinary Shares | Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Common stock, shares issued					36,860,691